SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Other significant information (Details) - IDR (Rp) Rp in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 21, 2018	Feb. 26, 2018
DBS Credit Agreements
Borrowings and other credit facilities
Total facility			Rp 600,000
Unused facilities	Rp 125,000
MUFG Credit Agreement
Borrowings and other credit facilities
Total facility		Rp 500,000
Unused facilities	80,000
USD | DBS Maturing on July 31, 2019
Borrowings and other credit facilities
Total facility	Rp 20
Interest rate (as a percent)	3.25%
USD | HSBC Maturing on July 15, 2019
Borrowings and other credit facilities
Total facility	Rp 4
Interest rate (as a percent)	13.12%
Rupiah | BNI Maturing on November 8, 2019
Borrowings and other credit facilities
Total facility	Rp 375,000
Interest rate (as a percent)	9.00%
Rupiah | BNI Maturing on November 30, 2019
Borrowings and other credit facilities
Total facility	Rp 2,895,000
Interest rate basis	1 month JIBOR
Rupiah | MUFG Bank Maturing on September 27, 2019
Borrowings and other credit facilities
Total facility	Rp 2,350,000
Rupiah | DBS Maturing on February 26, 2019
Borrowings and other credit facilities
Total facility	Rp 600,000
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	0.70%
Rupiah | DBS Maturing on October 13, 2019
Borrowings and other credit facilities
Total facility	Rp 17,000
Rupiah | DBS Maturing on July 31, 2019
Borrowings and other credit facilities
Interest rate (as a percent)	10.75%
Rupiah | UOB Maturing on December 20, 2020
Borrowings and other credit facilities
Total facility	Rp 800,000
Interest rate basis	1 month JIBOR
Interest rate adjustment (as a percent)	2.00%
Rupiah | HSBC Maturing on July 15, 2019
Borrowings and other credit facilities
Total facility	Rp 600,000
Interest rate (as a percent)	14.34%
Rupiah | HSBC Maturing on June 28, 2019
Borrowings and other credit facilities
Total facility	Rp 300,000
Interest rate basis	3 months JIBOR
Interest rate adjustment (as a percent)	1.00%
Rupiah | SCB Maturing on March 28, 2019
Borrowings and other credit facilities
Total facility	Rp 100,000
Interest rate (as a percent)	10.50%
Rupiah | CIMB Niaga Maturing on January 1, 2019
Borrowings and other credit facilities
Total facility	Rp 85,000
Rupiah | Minimum | BNI Maturing on November 30, 2019
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.20%
Rupiah | Minimum | DBS Maturing on October 13, 2019
Borrowings and other credit facilities
Interest rate (as a percent)	10.50%
Rupiah | Minimum | CIMB Niaga Maturing on January 1, 2019
Borrowings and other credit facilities
Interest rate (as a percent)	10.90%
Rupiah | Maximum | BNI Maturing on November 30, 2019
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	3.00%
Rupiah | Maximum | DBS Maturing on October 13, 2019
Borrowings and other credit facilities
Interest rate (as a percent)	11.00%
Rupiah | Maximum | CIMB Niaga Maturing on January 1, 2019
Borrowings and other credit facilities
Interest rate (as a percent)	11.50%
Monthly Repayment of Interest | Rupiah | MUFG Bank Maturing on September 27, 2019
Borrowings and other credit facilities
Interest rate basis	1 month JIBOR
Monthly Repayment of Interest | Rupiah | Minimum | MUFG Bank Maturing on September 27, 2019
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.70%
Monthly Repayment of Interest | Rupiah | Maximum | MUFG Bank Maturing on September 27, 2019
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.95%
Repayment of Interest, Semi Annually | Rupiah | MUFG Bank Maturing on September 27, 2019
Borrowings and other credit facilities
Interest rate basis	6 months JIBOR
Interest rate adjustment (as a percent)	0.70%